Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2024		Dec. 31, 2023
Assets
Property, plant and equipment owned	€ 10,264		€ 10,160
Right-of-use assets	1,616		1,654
Goodwill	50,080		49,404
Other intangible assets	26,653		24,319
Investments accounted for using the equity method	315		424
Other non-current assets	3,333		3,218
Non-current income tax assets	129		188
Deferred tax assets	7,284		6,427
Non-current assets	99,674		95,794
Inventories	10,609		9,666
Accounts receivable	8,510		8,433
Other current assets	3,870		3,455
Current income tax assets	295		391
Cash and cash equivalents	6,795		8,710
Current assets	30,079		30,655
Assets held for sale or exchange	2		15
TOTAL ASSETS	129,755		126,464
Equity and liabilities
Equity attributable to equity holders of Sanofi	72,690		74,040
Equity attributable to non-controlling interests	307		313
Total equity	72,997		74,353
Long-term debt	12,503		14,347
Non-current lease liabilities	1,733		1,755
Non-current liabilities related to business combinations and to non-controlling interests	527	[1]	501
Non-current provisions and other non-current liabilities	8,219		7,602
Non-current income tax liabilities	1,949		1,842
Deferred tax liabilities	1,800		1,857
Non-current liabilities	26,731		27,904
Accounts payable	7,433		7,328
Current liabilities related to business combinations and to non-controlling interests	201	[1]	208
Current provisions and other current liabilities	12,746		13,741
Current income tax liabilities	132		597
Current lease liabilities	279		275
Short-term debt and current portion of long-term debt	9,236		2,045
Current liabilities	30,027		24,194
Liabilities related to assets held for sale or exchange	0		13
TOTAL EQUITY AND LIABILITIES	€ 129,755		€ 126,464

[1]	As of January 1, 2024, this comprised a non-current portion of €501 million and a current portion of €208 million.